Consolidated Balance Sheet - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 3,097	$ 4,156
Marketable securities	12,351	18,845
Other accounts receivable	284	379
Total current assets	15,732	23,380
Property and equipment, net	718	883
Total assets	16,450	24,263
Current liabilities
Trade payables	3,122	2,259
Other accounts payable	363	282
Deferred revenue	1,094	0
Total current liabilities	4,579	2,541
Long-term liabilities
Related parties	267	177
Deferred revenue	529	0
Total long-term liabilities	796	177
Stockholders’ equity
Ordinary shares, par value NIS 0.01 per share; Authorized 50,000,000 shares; Issued and outstanding: 12,149,226 shares as of December 31, 2016; 11,100,453 shares as of December 31, 2015	34	32
Additional paid-in capital	75,446	69,086
Accumulated other comprehensive loss	(85)	(206)
Accumulated deficit	(64,320)	(47,367)
Total stockholders' equity	11,075	21,545
Total liabilities and stockholders’ equity	$ 16,450	$ 24,263